UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.   20549

FORM 12b-25

NOTIFICATION OF LATE FILING

Commission File Number 333-127597

(Check One):

☐Form 10-K     ☐Form 20-F     ☐Form 11-K     ☒Form 10-Q

☐Form 10-d      ☐Form N-SAR     ☐ Form N-CSR

For Period Ended: December 31, 2005

☐             Transition Report on Form 10-K

☐             Transition Report on Form 20-F

☐             Transition Report on Form 11-K

☐             Transition Report on Form 10-Q

☐             Transition Report on Form N-SAR

For the Transition Period Ended: ______________

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: ______________________________________________________________________________________________________

PART I

REGISTRANT INFORMATION

Z Yachts, Inc.
Full name of registrant

Former name if applicable

3598 Old Milton Pkwy
Address of principal executive office (street and number)

Alpharetta, GA 30005
City, state and zip code

PART II

RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒

(a)

The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR, or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)

 The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III

NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Registrant’s Quarterly Report on Form 10-QSB could not be timely filed because the auditors have not had sufficient time to complete their review process.

PART IV

OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification
Regina F. Weller	(877)	885-1650
(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If answer is no, identify report(s).

☒ Yes    ☐  No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☒ Yes    ☐  No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Z Yachts, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: March 24, 2006	/s/ Regina F. Weller By: ___________________________________________ Name: Regina F. Weller Title: Chief Financial Officer

Our income for the three months ended December 31, 2005 was $75,729.  This is an increase of $31,861 or 72.6% over income of $43,868 for the three months ended December 31, 2004 and resulted from an increase in the number of vessels sold, from 8 in the three months ended December 31, 2004 to 17 for the three months ended December 31, 2005, and an increase in total vessel sales from $459,500 for the three months ended December 31, 2004 to $895,384 in the three months ended December 31, 2005.  Income from other services also increased for the three month ended December 31, 2005.

General and administrative expenses for the three months ended December 31, 2005 were $396,449.  This substantial increase of $350,521 or 763% over general and administrative expenses for the three months ended December 31, 2004 is primarily the result of costs incurred in connection with the public offering of our common tock, increased administrative costs associated with the expansion of our broker network, and increased marketing costs from the addition of new geographic regions in the last year.  Depreciation expenses and interest expense also increased for the three months ended December 31, 2005 compared to the same period in 2004 as a result of the increase in capital expenditures and increase in outstanding debt, respectively.

As a result of the increase in general and administrative expenses, we reported a loss of $323,958 for the three months ended December 31, 2005 compared to a net loss of $2,217 for the three months ended December 31, 2004.